RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4.  RELATED PARTY TRANSACTIONS

The Company paid a salary to Scott Woodrow, the former Chief Executive Officer and Director of the Company, of $236,525 for the year ended December 31, 2016 ($192,783 for the year ended December 31, 2015). The Company paid a salary to Prateek Dwivedi, the current Chief Executive Officer and a Director of the Company of $32,500 and consulting fees to a company in which he is the beneficial owner of $162,350 ($ nil and $35,582 for the year ended December 31, 2015). See Note 6-Stock Based Compensation for details of stock issuances to directors and officers for services rendered.

At December 31, 2016, Convertible Notes to related parties were as follows:

Related Party	Position	Amount
Jesse Kaplan	Director	$142,358
David Stefansky	Director	142,538
		$284,896

On January 12, 2017, Jesse Kaplan and David Stefansky resigned as Directors of the Company.

At December 31, 2015, Convertible Notes to related parties were as follows:

Related Party	Position	Amount
Jesse Kaplan	Director	$65,000
David Stefansky	Director	65,000
		$130,000